Transfer of Financial Assets	12 Months Ended
Mar. 31, 2020
Transfers and Servicing [Abstract]
Transfer of Financial Assets
13. Transfer of Financial Assets
The Company and its subsidiaries have securitized and
transferred
financial assets such as installment loans (commercial mortgage loans, real estate loans for consumer and other).
In the securitization process, these financial assets are transferred to SPEs that issue beneficial interests of the securitization trusts and securities backed by the financial assets to investors. The cash flows collected from these assets transferred to the SPEs are then used to repay these asset-backed beneficial interests and securities. As the transferred assets are isolated from the Company and its subsidiaries, the investors and the SPEs have no recourse to other assets of the Company and its subsidiaries in cases where the debtors or the issuers of the transferred financial assets fail to perform under the original terms of those financial assets.
The Company and its subsidiaries often have continuing involvement with transferred financial assets by retaining the servicing arrangements and the interests in the SPEs in the form of the beneficial interest of the securitization trusts. Those interests that continue to be held include interests in the transferred assets and are often subordinate to other tranche(s) of the securitization. Those beneficial interests that continue to be held by the Company and its subsidiaries are subject to credit risk, interest rate risk and prepayment risk on the securitized financial assets. With regards to these subordinated interests that the Company and its subsidiaries retain, they are subordinated to the senior investments and are exposed to different credit and prepayment risks, since they first absorb the risk of the decline in the cash flows from the financial assets transferred to the SPEs for defaults and prepayment of the transferred assets. If there is any excess cash remaining in the SPEs after payment to investors in the securitization of the contractual rate of returns, most of such excess cash is distributed to the Company and its subsidiaries for payments of the subordinated interests. SPEs used in securitization transactions have been consolidated if the Company and its subsidiaries are the primary beneficiary of the SPEs.
When the Company and its subsidiaries have transferred financial assets to a transferee that is not subject to consolidation, the Company and its subsidiaries account for the transfer as a sale if control over the transferred assets is surrendered.
During fiscal 2018, 2019 and 2020, the amount of installment loans that has been derecognized due to new securitization and transfer of loans were ¥394,688 million, ¥475,904 million and ¥643,422 million, respectively.
For fiscal 2018, 2019 and 2020, gains (losses) from the securitization and transfer of loans were ¥12,702 million, ¥16,342 million and ¥20,635 million, respectively, which is included in finance revenues in the consolidated statements of income.
A certain subsidiary originates and sells loans into the secondary market while retaining the obligation to service those loans. In addition, the subsidiary undertakes obligations to service loans originated by others. The servicing assets related to those servicing activities are included in other assets in the consolidated balance sheets and roll-forwards of the amount of the servicing assets during fiscal 2019 and 2020 are as follows:

	Millions of yen
	2019	2020
Beginning balance	¥28,756	¥31,572
Increase mainly from loans sold with servicing retained *	6,275	33,061
Decrease mainly from amortization	(4,728)	(6,229)
Increase (Decrease) from the effects of changes in foreign exchange rates	1,269	(699)

Ending balance	¥31,572	¥57,705

*	Increase mainly from loans sold with servicing retained includes increases in connection with acquisitions of subsidiaries.
The fair value of the servicing assets as of March 31, 2019 and 2020 are as follows:

	Millions of yen
	March 31, 2019	March 31, 2020
Beginning balance	¥35,681	¥39,846
Ending balance	¥39,846	¥60,419